Restructuring costs	12 Months Ended
Dec. 31, 2021
Restructuring provision [abstract]
Restructuring costs
9. Restructuring costs
Restructuring costs of R107 million (2020: R436 million, 2019: R1,252 million) were incurred in 2021 and included voluntary separation packages. The restructuring costs mainly related to the SA gold operations and the SA PGM operations, which amounted to R69 million (2020: R108 million, 2019: R357 million) and R27 million (2020: R310 million, 2019: R867 million), respectively.